First Trust Short Duration High Income Fund
Portfolio of Investments
July 31, 2023 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS – 58.7%
	Application Software – 10.1%
$152,087	ConnectWise, LLC, Term Loan B, 1 Mo. CME Term SOFR + CSA + 3.50%, 0.50% Floor	8.93%	09/30/28	$149,330
841,449	Epicor Software Corp., First Lien Term Loan C, 1 Mo. CME Term SOFR + CSA + 3.25%, 0.75% Floor	8.68%	07/30/27	837,158
1,619,828	Gainwell Acquisition Corp. (fka Milano), Term Loan B, 3 Mo. CME Term SOFR + CSA + 4.00%, 0.75% Floor	9.34%	10/01/27	1,595,936
760,229	Greeneden U.S. Holdings II, LLC (Genesys Telecommunications Laboratories, Inc.), Initial Dollar Term Loan, 1 Mo. CME Term SOFR + CSA + 4.00%, 0.75% Floor	9.43%	12/01/27	760,374
422,164	Hyland Software, Inc., Term Loan B, 1 Mo. CME Term SOFR + 3.50%, 0.75% Floor	8.93%	07/01/24	421,373
118,950	Informatica Corp., Initial Term Loan B, 1 Mo. CME Term SOFR + CSA + 2.75%, 0.00% Floor	8.18%	10/29/28	118,523
356,054	Internet Brands, Inc. (Web MD/MH Sub I, LLC), 2020 June New Term Loan, 1 Mo. CME Term SOFR + 3.75%, 1.00% Floor	9.07%	09/15/24	356,646
1,035,284	Internet Brands, Inc. (Web MD/MH Sub I, LLC), 2nd Lien Term Loan, 1 Mo. CME Term SOFR + 6.25%, 0.00% Floor	11.57%	02/23/29	904,258
417,686	Internet Brands, Inc. (Web MD/MH Sub I, LLC), Initial Term Loan, 1 Mo. CME Term SOFR + CSA + 3.75%, 0.00% Floor	9.18%	09/13/24	418,357
23,364	ION Trading Technologies Limited, Term Loan B, 3 Mo. CME Term SOFR + CSA + 4.75%, 0.00% Floor	10.09%	04/01/28	22,884
1,402,475	LogMeIn, Inc. (GoTo Group, Inc.), Term Loan B, 3 Mo. CME Term SOFR + 4.75%, 0.00% Floor	10.27%	08/31/27	897,899
824,201	McAfee Corp. (Condor Merger Sub, Inc.), Tranche B-1 Term Loan, 1 Mo. CME Term SOFR + CSA + 3.75%, 0.50% Floor	8.96%	02/28/29	799,767
132,781	N-Able, Inc., Term Loan B, 3 Mo. CME Term SOFR + 3.00%, 0.50% Floor	8.48%	07/19/28	132,615
799,415	Open Text Corporation (GXS), New Term Loan B, 1 Mo. CME Term SOFR + CSA + 3.50%, 0.50% Floor	8.92%	01/31/30	801,665
431,126	Open Text Corporation (GXS), Term Loan B, 1 Mo. CME Term SOFR + 1.75%, 0.00% Floor	7.07%	05/30/25	432,295
353,983	RealPage, Inc., Second Lien Term Loan, 1 Mo. CME Term SOFR + 6.50%, 0.75% Floor	11.93%	04/22/29	352,479
700,112	RealPage, Inc., Term Loan B, 1 Mo. CME Term SOFR + CSA + 3.00%, 0.50% Floor	8.43%	04/24/28	689,026
1,171,684	SolarWinds Holdings, Inc., Extended Term Loan B, 1 Mo. CME Term SOFR + 3.75%, 0.00% Floor	9.07%	02/17/27	1,173,770
717,417	Ultimate Kronos Group (UKG, Inc.), 2021 Term Loan, 3 Mo. CME Term SOFR + CSA + 3.25%, 0.50% Floor	8.62%	05/03/26	714,569
				11,578,924
	Asset Management & Custody Banks – 1.1%
771,081	Edelman Financial Engines Center, LLC, Term Loan B, 1 Mo. CME Term SOFR + CSA + 3.75%, 0.75% Floor	9.18%	04/07/28	761,443
494,486	Edelman Financial Engines Center, LLC, Term Loan Second Lien, 1 Mo. CME Term SOFR + CSA + 6.75%, 0.00% Floor	12.18%	07/20/26	483,669
				1,245,112
	Broadcasting – 1.9%
104,062	E.W. Scripps Company, Tranche B-3 Term Loan, 1 Mo. CME Term SOFR + 2.75%, 0.75% Floor	8.18%	01/07/28	102,430
1,130,461	Gray Television, Inc., Term Loan E, 1 Mo. CME Term SOFR + CSA + 2.50%, 0.00% Floor	7.73%	01/02/26	1,122,062
406,621	Nexstar Broadcasting, Inc., Incremental Term Loan B-4, 1 Mo. CME Term SOFR + CSA + 2.50%, 0.00% Floor	7.93%	09/19/26	407,096

First Trust Short Duration High Income Fund
Portfolio of Investments (Continued)
July 31, 2023 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Broadcasting (Continued)
$663,366	Sinclair Television Group, Inc., Term Loan B-2, 1 Mo. CME Term SOFR + CSA + 2.50%, 0.00% Floor	7.93%	09/30/26	$593,298
				2,224,886
	Building Products – 0.1%
100,728	Hunter Douglas, Inc. (Solis), Term Loan B, 3 Mo. CME Term SOFR + 3.50%, 0.50% Floor	8.67%	02/28/29	96,220
	Cable & Satellite – 1.2%
835,019	Cablevision (aka CSC Holdings, LLC), March 2017 Term Loan B-1, 1 Mo. LIBOR + 2.25%, 0.00% Floor	7.59%	07/17/25	799,739
1,593	Charter Communications Operating, LLC, Term Loan B1, 1 Mo. CME Term SOFR + 1.75%, 0.00% Floor	7.07%	04/30/25	1,593
600,660	Charter Communications Operating, LLC, Term Loan B1, 3 Mo. CME Term SOFR + 1.75%, 0.00% Floor	7.12%	04/30/25	600,723
				1,402,055
	Casinos & Gaming – 0.5%
468,956	Golden Nugget, Inc. (Fertitta Entertainment, LLC), Initial Term Loan B, 1 Mo. CME Term SOFR + 4.00%, 0.50% Floor	9.32%	01/27/29	464,719
82,290	Scientific Games Holdings L.P. (Scientific Games Lottery), Initial Dollar Term Loan, 3 Mo. CME Term SOFR + 3.50%, 0.50% Floor	8.77%	04/04/29	81,396
				546,115
	Commercial Printing – 0.6%
667,551	Multi-Color Corp. (LABL, Inc.), Initial Dollar Term Loan, 1 Mo. CME Term SOFR + CSA + 5.00%, 0.50% Floor	10.42%	10/29/28	665,174
	Education Services – 0.1%
63,871	Ascensus Holdings, Inc. (Mercury), First Lien Term Loan, 1 Mo. CME Term SOFR + CSA + 3.50%, 0.50% Floor	8.93%	08/02/28	63,032
	Electric Utilities – 2.6%
2,995,619	PG&E Corp., Term Loan B, 1 Mo. CME Term SOFR + CSA + 3.00%, 0.50% Floor	8.43%	06/23/25	2,994,795
	Electronic Equipment & Instruments – 0.6%
275,771	Chamberlain Group, Inc. (Chariot), Term Loan B, 1 Mo. CME Term SOFR + 3.25%, 0.50% Floor	8.67%	11/03/28	272,190
493,592	Verifone Systems, Inc., Term Loan B, 3 Mo. LIBOR + 4.00%, 0.00% Floor	9.48%	08/20/25	468,569
				740,759
	Environmental & Facilities Services – 0.3%
383,259	GFL Environmental, Inc., Extended Term Loan B, 3 Mo. CME Term SOFR + 3.00%, 0.50% Floor	8.47%	05/31/27	384,282
	Food Distributors – 0.2%
271,211	US Foods, Inc., Incremental B-2019 Term Loan, 1 Mo. CME Term SOFR + 2.00%, 0.00% Floor	7.32%	08/31/26	271,622
	Health Care Equipment – 0.0%
32,856	Embecta Corp., Initial Term Loan, 6 Mo. CME Term SOFR + 3.00%, 0.50% Floor	8.34%	03/31/29	32,708

First Trust Short Duration High Income Fund
Portfolio of Investments (Continued)
July 31, 2023 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Health Care Facilities – 0.2%
$187,892	Ardent Health Services, Inc. (AHP Health Partners, Inc.), Term Loan B, 1 Mo. CME Term SOFR + CSA + 3.50%, 0.50% Floor	8.93%	08/24/28	$187,963
	Health Care Services – 1.6%
801,088	ADMI Corp. (Aspen Dental), 2020 Incremental Term Loan B2, 1 Mo. CME Term SOFR + CSA + 3.38%, 0.50% Floor	8.81%	12/23/27	759,604
619,590	CHG Healthcare Services, Inc., Term Loan B, 1 Mo. CME Term SOFR + CSA + 3.25%, 0.50% Floor	8.68%	09/30/28	619,129
197,789	DaVita, Inc., Term Loan B, 1 Mo. CME Term SOFR + 1.75%, 0.00% Floor	7.18%	08/12/26	195,795
218,251	ExamWorks Group, Inc. (Electron Bidco), Term Loan B, 1 Mo. CME Term SOFR + 3.00%, 0.50% Floor	8.32%	10/29/28	217,978
				1,792,506
	Health Care Supplies – 0.9%
987,500	Medline Borrower, L.P. (Mozart), Initial Dollar Term Loan, 1 Mo. CME Term SOFR + CSA + 3.25%, 0.50% Floor	8.68%	10/21/28	978,691
	Health Care Technology – 9.3%
1,739,964	athenahealth, Inc. (Minerva Merger Sub, Inc.), Term Loan B, 1 Mo. CME Term SOFR + 3.50%, 0.50% Floor	8.81%	02/15/29	1,692,994
434,992	Ciox Health (Healthport/CT Technologies Intermediate Holdings, Inc.), New Term Loan B, 1 Mo. CME Term SOFR + 4.25%, 0.75% Floor	9.68%	12/16/25	416,958
325,905	Ensemble RCM, LLC (Ensemble Health), Term Loan B, 3 Mo. CME Term SOFR + CSA + 3.75%, 0.00% Floor	9.22%	08/01/26	325,981
1,344,118	Mediware (Wellsky/Project Ruby Ultimate Parent Corp.), Term Loan B, 1 Mo. CME Term SOFR + 3.25%, 0.75% Floor	8.57%	03/10/28	1,329,104
985,190	Navicure, Inc. (Waystar Technologies, Inc.), Term Loan B, 1 Mo. CME Term SOFR + CSA + 4.00%, 0.00% Floor	9.43%	10/23/26	986,426
3,380,081	Verscend Technologies, Inc. (Cotiviti), New Term Loan B-1, 1 Mo. CME Term SOFR + CSA + 4.00%, 0.00% Floor	9.43%	08/27/25	3,382,548
2,609,174	Zelis Payments Buyer, Inc., New Term Loan B-1, 1 Mo. CME Term SOFR + 3.50%, 0.00% Floor	8.93%	09/30/26	2,610,270
				10,744,281
	Hotels, Resorts & Cruise Lines – 0.2%
264,984	Four Seasons Holdings, Inc., New Term Loan B, 1 Mo. CME Term SOFR + CSA + 3.25%, 0.50% Floor	8.67%	11/30/29	265,924
	Industrial Machinery & Supplies & Components – 1.0%
308,252	Copeland (Emerald Debt Merger Sub, LLC/EMRLD), Inital Term Loan, 3 Mo. CME Term SOFR + 3.00%, 0.00% Floor	8.26%	05/31/30	308,832
98,113	Filtration Group Corp., 2021 Incremental Term Loan B, 1 Mo. CME Term SOFR + CSA + 3.50%, 0.50% Floor	8.93%	10/21/28	98,066
311,109	Filtration Group Corp., 2023 Extended Term Loan, 1 Mo. CME Term SOFR + CSA + 4.25%, 0.50% Floor	9.68%	10/21/28	312,469
434,809	TK Elevator Newco GMBH (Vertical U.S. Newco, Inc.), New Term Loan B1 (USD), 6 Mo. CME Term SOFR + 3.50%, 0.50% Floor	9.38%	07/31/27	433,750
				1,153,117
	Insurance Brokers – 8.4%
1,483,142	Alliant Holdings I, LLC, Term Loan B-5, 1 Mo. CME Term SOFR + 3.50%, 0.50% Floor	8.72%	11/06/27	1,482,060
500,000	Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer, Term Loan B-4, 1 Mo. LIBOR + 3.50%, 0.50% Floor	9.03%	11/05/27	499,337

First Trust Short Duration High Income Fund
Portfolio of Investments (Continued)
July 31, 2023 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Insurance Brokers (Continued)
$246,119	AmWINS Group, Inc., Feb. 2023 Incremental Term Loan, 1 Mo. CME Term SOFR + CSA + 2.75%, 0.75% Floor	8.18%	02/19/28	$246,119
1,000,000	AmWINS Group, Inc., Term Loan B, 1 Mo. CME Term SOFR + CSA + 2.25%, 0.75% Floor	7.68%	02/19/28	997,930
330,707	AssuredPartners, Inc., 2021 Term Loan B, 1 Mo. CME Term SOFR + CSA + 3.50%, 0.50% Floor	8.93%	02/13/27	329,190
345,584	AssuredPartners, Inc., Incremental Term Loan 2022, 1 Mo. CME Term SOFR + 3.50%, 0.50% Floor	8.82%	02/13/27	344,288
492,347	AssuredPartners, Inc., Term Loan B, 1 Mo. CME Term SOFR + CSA + 3.50%, 0.00% Floor	8.93%	02/12/27	489,962
1,352,470	BroadStreet Partners, Inc., Initial Term Loan B, 1 Mo. CME Term SOFR + 3.00%, 0.00% Floor	8.32%	01/27/27	1,347,236
81,868	BroadStreet Partners, Inc., Term Loan B-3, 1 Mo. CME Term SOFR + 4.00%, 0.00% Floor	9.32%	01/26/29	81,714
1,860,736	HUB International Limited, 2023 Refinancing Term Loan B-5, 3 Mo. CME Term SOFR + 4.25%, 0.75% Floor	9.58%	06/08/30	1,870,672
206,654	HUB International Limited, Term Loan B4, 3 Mo. CME Term SOFR + 4.00%, 0.75% Floor	9.07%	11/10/29	207,320
149,359	IMA Financial Group, Inc., Incremental Term Loan B-2, 1 Mo. CME Term SOFR + 4.25%, 0.50% Floor	9.66%	11/01/28	149,079
836,945	OneDigital Borrower, LLC, Term Loan B, 1 Mo. CME Term SOFR + CSA + 4.25%, 0.50% Floor	9.67%	11/16/27	836,426
130,157	Ryan Specialty Group, LLC, Term Loan B, 1 Mo. CME Term SOFR + CSA + 3.00%, 0.75% Floor	8.42%	09/01/27	130,320
659,030	USI, Inc. (fka Compass Investors, Inc.), 2022 New Term Loan, 3 Mo. CME Term SOFR + 3.75%, 0.50% Floor	8.99%	11/30/29	659,775
				9,671,428
	Integrated Telecommunication Services – 1.6%
1,086,358	Numericable (Altice France S.A. or SFR), Term Loan B-12, 3 Mo. LIBOR + 3.69%, 0.00% Floor	9.26%	01/31/26	968,895
262,243	Numericable (Altice France S.A. or SFR), Term Loan B-13, 3 Mo. LIBOR + 4.00%, 0.00% Floor	9.32%	08/14/26	233,534
279,634	Zayo Group Holdings, Inc., Incremental Term Loan B-2, 1 Mo. CME Term SOFR + 4.33%, 0.50% Floor	9.64%	03/09/27	216,018
531,240	Zayo Group Holdings, Inc., Initial Dollar Term Loan, 1 Mo. CME Term SOFR + 3.00%, 0.00% Floor	8.43%	03/09/27	407,376
				1,825,823
	IT Consulting & Other Services – 0.4%
500,000	CDK Global (Central Parent, Inc.), Term Loan B, 3 Mo. CME Term SOFR + 4.25%, 0.50% Floor	9.49%	07/06/29	500,805
	Life Sciences Tools & Services – 0.5%
520,830	WCG Purchaser Corp. (WIRB-Copernicus Group), Term Loan B, 1 Mo. CME Term SOFR + CSA + 4.00%, 1.00% Floor	9.43%	01/08/27	515,427
	Managed Health Care – 0.2%
265,291	Multiplan, Inc. (MPH), Term Loan B, 3 Mo. LIBOR + 4.25%, 0.50% Floor	9.73%	08/31/28	250,534
	Metal, Glass & Plastic Containers – 2.1%
2,362,396	Berry Global, Inc., Term Loan Z, 3 Mo. CME Term SOFR + 1.75%, 0.00% Floor	7.29%	07/01/26	2,363,411

First Trust Short Duration High Income Fund
Portfolio of Investments (Continued)
July 31, 2023 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Office Services & Supplies – 1.1%
$1,249,285	Dun & Bradstreet Corp., New Term Loan B, 1 Mo. CME Term SOFR + CSA + 2.75%, 0.00% Floor	8.17%	02/08/26	$1,249,479
	Other Specialty Retail – 0.4%
496,441	Petco Health and Wellness Company, Inc., Initial Term Loan B, 3 Mo. CME Term SOFR + CSA + 3.25%, 0.75% Floor	8.75%	03/03/28	495,464
	Paper & Plastic Packaging Products & Materials – 0.8%
71,594	Graham Packaging Company, L.P., Term Loan B, 1 Mo. CME Term SOFR + 3.00%, 0.75% Floor	8.43%	08/04/27	71,577
360,699	Pactiv LLC/Evergreen Packaging, LLC (fka Reynolds Group Holdings), Term Loan B-2, 1 Mo. CME Term SOFR + 3.25%, 0.00% Floor	8.68%	02/05/26	360,764
315,131	Pactiv LLC/Evergreen Packaging, LLC (fka Reynolds Group Holdings), Tranche B-3 U.S. Term Loan, 1 Mo. CME Term SOFR + 3.25%, 0.50% Floor	8.68%	09/20/28	314,974
130,021	Reynolds Consumer Products, LLC, Initial Term Loan, 1 Mo. CME Term SOFR + 1.75%, 0.00% Floor	7.17%	02/04/27	129,916
				877,231
	Pharmaceuticals – 0.5%
87,449	IQVIA, Inc. (Quintiles), Term Loan B3, 3 Mo. LIBOR + 1.75%, 0.00% Floor	7.29%	06/11/25	87,593
474,093	Parexel International Corp. (Phoenix Newco), First Lien Term Loan, 1 Mo. CME Term SOFR + CSA + 3.25%, 0.50% Floor	8.68%	11/15/28	472,735
				560,328
	Property & Casualty Insurance – 0.7%
752,037	Sedgewick Claims Management Services, Inc., 2023 Term Loan B, 1 Mo. CME Term SOFR + 3.75%, 0.00% Floor	9.07%	02/24/28	750,412
	Research & Consulting Services – 1.6%
44,021	AlixPartners, LLP, Term Loan B, 1 Mo. CME Term SOFR + CSA + 2.75%, 0.50% Floor	8.18%	01/31/28	44,013
1,551,593	Clarivate Analytics PLC (Camelot), Amendment No. 2 Incremental Term Loan, 1 Mo. CME Term SOFR + 3.00%, 1.00% Floor	8.32%	10/31/26	1,552,322
107,246	Corelogic, Inc., Term Loan B, 1 Mo. CME Term SOFR + CSA + 3.50%, 0.50% Floor	8.93%	06/02/28	98,917
144,889	J.D. Power (Project Boost Purchaser, LLC), 2021 Incremental Term Loan B, 1 Mo. CME Term SOFR + 3.50%, 0.50% Floor	8.82%	05/26/26	144,527
				1,839,779
	Restaurants – 1.4%
621,010	1011778 B.C. Unlimited Liability Company (Restaurant Brands) (aka Burger King/Tim Horton’s), Term Loan B-4, 1 Mo. LIBOR + 1.75%, 0.00% Floor	7.18%	11/14/26	618,150
1,024,649	IRB Holding Corp. (Arby’s/Inspire Brands), 2022 Replacement Term B Loan, 1 Mo. CME Term SOFR + CSA + 3.00%, 0.75% Floor	8.42%	12/15/27	1,020,617
				1,638,767
	Security & Alarm Services – 0.4%
500,000	Garda World Security Corp., Term Loan B-2, 1 Mo. CME Term SOFR + CSA + 4.25%, 0.00% Floor	9.64%	10/30/26	500,223

First Trust Short Duration High Income Fund
Portfolio of Investments (Continued)
July 31, 2023 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Soft Drinks & Non-alcoholic Beverages – 0.4%
$1,225	Tropicana (Naked Juice LLC/Bengal Debt Merger Sub, LLC), 1st Lien Term Loan, 1 Mo. CME Term SOFR + 3.25%, 0.50% Floor	8.67%	01/24/29	$1,160
483,974	Tropicana (Naked Juice LLC/Bengal Debt Merger Sub, LLC), 1st Lien Term Loan, 3 Mo. CME Term SOFR + 3.25%, 0.50% Floor	8.59%	01/24/29	458,401
				459,561
	Specialized Consumer Services – 0.1%
174,681	Asurion, LLC, Second Lien Term Loan B-3, 1 Mo. CME Term SOFR + CSA + 5.25%, 0.00% Floor	10.68%	01/31/28	155,965
	Specialized Finance – 0.2%
261,977	Radiate Holdco, LLC (Astound), Amendment No. 6 Term Loan, 1 Mo. CME Term SOFR + 3.25%, 0.75% Floor	8.68%	09/25/26	221,480
	Systems Software – 1.9%
1,344,404	BMC Software Finance, Inc. (Boxer Parent), 2021 Replacement Dollar Term Loan, 1 Mo. CME Term SOFR + 3.75%, 0.00% Floor	9.18%	10/02/25	1,342,730
78,437	SS&C Technologies Holdings, Inc., Term Loan B-3, 1 Mo. CME Term SOFR + CSA + 1.75%, 0.00% Floor	7.18%	04/16/25	78,496
74,757	SS&C Technologies Holdings, Inc., Term Loan B-4, 1 Mo. CME Term SOFR + CSA + 1.75%, 0.00% Floor	7.18%	04/16/25	74,813
717,584	SS&C Technologies Holdings, Inc., Term Loan B-5, 1 Mo. CME Term SOFR + CSA + 1.75%, 0.00% Floor	7.18%	04/16/25	717,946
				2,213,985
	Trading Companies & Distributors – 0.7%
717,103	SRS Distribution, Inc., 2021 Refinancing Term Loan, 1 Mo. CME Term SOFR + CSA + 3.50%, 0.50% Floor	8.93%	06/04/28	708,497
42,734	SRS Distribution, Inc., 2022 Refinancing Term Loan, 1 Mo. CME Term SOFR + 3.50%, 0.50% Floor	8.82%	06/04/28	42,227
				750,724
	Wireless Telecommunication Services – 2.8%
3,238,909	SBA Senior Finance II, LLC, Term Loan B, 1 Mo. CME Term SOFR + CSA + 1.75%, 0.00% Floor	7.07%	04/11/25	3,240,092
	Total Senior Floating-Rate Loan Interests			67,449,084
	(Cost $68,429,476)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES – 30.4%
	Aerospace & Defense – 0.1%
111,000	TransDigm, Inc. (c)	6.75%	08/15/28	111,470
	Application Software – 0.7%
500,000	Alteryx, Inc. (c)	8.75%	03/15/28	486,733
456,000	GoTo Group, Inc. (c)	5.50%	09/01/27	262,498
				749,231
	Broadcasting – 3.5%
533,000	Gray Television, Inc. (c)	7.00%	05/15/27	461,746
785,000	iHeartCommunications, Inc.	8.38%	05/01/27	537,921
625,000	iHeartCommunications, Inc. (c)	4.75%	01/15/28	481,226
758,000	Nexstar Media, Inc. (c)	5.63%	07/15/27	713,293
63,000	Sinclair Television Group, Inc. (c)	5.13%	02/15/27	52,738

First Trust Short Duration High Income Fund
Portfolio of Investments (Continued)
July 31, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Broadcasting (Continued)
$1,657,000	Sirius XM Radio, Inc. (c)	3.13%	09/01/26	$1,496,735
272,000	Univision Communications, Inc. (c)	6.63%	06/01/27	264,917
				4,008,576
	Building Products – 0.1%
98,000	Beacon Roofing Supply, Inc. (c)	6.50%	08/01/30	98,345
	Cable & Satellite – 4.1%
2,712,000	CCO Holdings, LLC/CCO Holdings Capital Corp. (c)	5.13%	05/01/27	2,546,861
433,000	CCO Holdings, LLC/CCO Holdings Capital Corp. (c)	6.38%	09/01/29	414,416
200,000	CSC Holdings, LLC (c)	11.25%	05/15/28	197,997
3,001,000	CSC Holdings, LLC (c)	5.75%	01/15/30	1,557,150
				4,716,424
	Casinos & Gaming – 1.1%
50,000	Fertitta Entertainment, LLC/Fertitta Entertainment Finance Co., Inc. (c)	4.63%	01/15/29	43,667
860,000	Fertitta Entertainment, LLC/Fertitta Entertainment Finance Co., Inc. (c)	6.75%	01/15/30	738,905
500,000	VICI Properties L.P./VICI Note Co., Inc. (c)	3.50%	02/15/25	480,590
				1,263,162
	Commercial Printing – 0.2%
250,000	Multi-Color Corp. (LABL, Inc.) (c)	10.50%	07/15/27	238,392
	Financial Exchanges & Data – 1.3%
1,500,000	Nasdaq, Inc.	5.35%	06/28/28	1,503,445
	Health Care Facilities – 3.1%
342,000	HCA, Inc.	5.88%	02/15/26	343,061
107,000	HCA, Inc.	5.38%	09/01/26	106,755
676,000	Select Medical Corp. (c)	6.25%	08/15/26	670,848
85,000	Tenet Healthcare Corp.	4.88%	01/01/26	82,351
1,085,000	Tenet Healthcare Corp.	6.25%	02/01/27	1,066,170
358,000	Tenet Healthcare Corp.	5.13%	11/01/27	340,309
429,000	Tenet Healthcare Corp.	4.63%	06/15/28	397,493
547,000	Tenet Healthcare Corp.	6.13%	10/01/28	521,559
				3,528,546
	Health Care Services – 1.0%
50,000	DaVita, Inc. (c)	4.63%	06/01/30	42,710
1,816,000	Global Medical Response, Inc. (c)	6.50%	10/01/25	1,080,520
				1,123,230
	Health Care Technology – 0.8%
965,000	Verscend Escrow Corp. (c)	9.75%	08/15/26	968,615
	Industrial Machinery & Supplies & Components – 0.4%
500,000	Emerald Debt Merger Sub, LLC (c)	6.63%	12/15/30	497,500
	Insurance Brokers – 5.1%
1,109,000	Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer (c)	6.75%	10/15/27	1,051,625
223,000	AmWINS Group, Inc. (c)	4.88%	06/30/29	204,789
2,793,000	AssuredPartners, Inc. (c)	7.00%	08/15/25	2,760,412
1,848,000	HUB International Limited (c)	7.00%	05/01/26	1,846,398
				5,863,224

First Trust Short Duration High Income Fund
Portfolio of Investments (Continued)
July 31, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Integrated Telecommunication Services – 0.4%
$10,000	Zayo Group Holdings, Inc. (c)	4.00%	03/01/27	$7,164
748,000	Zayo Group Holdings, Inc. (c)	6.13%	03/01/28	461,947
				469,111
	Managed Health Care – 0.1%
139,000	MPH Acquisition Holdings, LLC (c)	5.75%	11/01/28	106,148
	Metal, Glass & Plastic Containers – 1.3%
1,500,000	Berry Global, Inc. (c)	5.50%	04/15/28	1,482,681
	Movies & Entertainment – 0.0%
43,000	Live Nation Entertainment, Inc. (c)	6.50%	05/15/27	43,266
	Paper & Plastic Packaging Products & Materials – 1.0%
1,086,000	Graham Packaging Co., Inc. (c)	7.13%	08/15/28	952,053
282,000	Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer, LLC (c)	4.00%	10/15/27	254,235
				1,206,288
	Pharmaceuticals – 0.4%
500,000	IQVIA, Inc. (c)	5.00%	10/15/26	486,004
	Restaurants – 0.9%
977,000	IRB Holding Corp. (c)	7.00%	06/15/25	982,764
	Specialized Finance – 0.1%
118,000	Radiate HoldCo, LLC/Radiate Finance, Inc. (c)	4.50%	09/15/26	96,024
	Systems Software – 3.4%
258,000	Boxer Parent Co., Inc. (c)	9.13%	03/01/26	259,154
250,000	Oracle Corp.	6.15%	11/09/29	262,289
3,536,000	SS&C Technologies, Inc. (c)	5.50%	09/30/27	3,419,279
				3,940,722
	Trading Companies & Distributors – 1.3%
1,500,000	United Rentals North America, Inc. (c)	6.00%	12/15/29	1,499,742
	Total Corporate Bonds and Notes			34,982,910
	(Cost $38,599,062)
FOREIGN CORPORATE BONDS AND NOTES – 2.3%
	Application Software – 0.8%
1,019,000	Open Text Corp. (c)	3.88%	02/15/28	907,401
	Automotive Parts & Equipment – 0.5%
610,000	Clarios Global L.P./Clarios US Finance Co. (c)	8.50%	05/15/27	618,761
	Building Products – 0.0%
28,000	Cemex S.A.B. de C.V. (c)	5.45%	11/19/29	27,189
	Data Processing & Outsourced Services – 0.4%
485,000	Paysafe Finance PLC/Paysafe Holdings US Corp. (c)	4.00%	06/15/29	395,201
	Environmental & Facilities Services – 0.2%
72,000	GFL Environmental, Inc. (c)	3.75%	08/01/25	68,891
114,000	GFL Environmental, Inc. (c)	4.00%	08/01/28	102,144
				171,035

First Trust Short Duration High Income Fund
Portfolio of Investments (Continued)
July 31, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
FOREIGN CORPORATE BONDS AND NOTES (Continued)
	Security & Alarm Services – 0.4%
$500,000	Garda World Security Corp. (c)	7.75%	02/15/28	$497,863
	Total Foreign Corporate Bonds and Notes			2,617,450
	(Cost $2,656,865)

Shares	Description	Value
COMMON STOCKS – 0.0%
	Pharmaceuticals – 0.0%
26,696	Akorn, Inc. (d) (e) (f) (g)	18,020
	(Cost $306,038)
RIGHTS – 0.0%
	Life Sciences Tools & Services – 0.0%
1	New Millennium Holdco, Inc., Corporate Claim Trust, no expiration date (f) (g) (h) (i)	0
1	New Millennium Holdco, Inc., Lender Claim Trust, no expiration date (f) (g) (h) (i)	0
	Total Rights	0
	(Cost $0)
MONEY MARKET FUNDS – 8.5%
9,768,280	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 5.13% (j)	9,768,280
	(Cost $9,768,280)
	Total Investments – 99.9%	114,835,744
	(Cost $119,759,721)
	Net Other Assets and Liabilities – 0.1%	152,924
	Net Assets – 100.0%	$114,988,668

(a)	Senior Floating-Rate Loan Interests (“Senior Loans”) in which the Fund invests pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the LIBOR, (ii) the SOFR obtained from the U.S. Department of the Treasury’s Office of Financial Research or another major financial institution, (iii) the prime rate offered by one or more United States banks or (iv) the certificate of deposit rate. Certain Senior Loans are subject to a LIBOR or SOFR floor that establishes a minimum LIBOR or SOFR rate. When a range of rates is disclosed, the Fund holds more than one contract within the same tranche with identical LIBOR or SOFR period, spread and floor, but different LIBOR or SOFR reset dates.
(b)	Senior Loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of Senior Loans may be substantially less than the stated maturities shown.
(c)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P. (the “Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At July 31, 2023, securities noted as such amounted to $32,439,007 or 28.2% of net assets.
(d)	This issuer has filed for protection in bankruptcy court.
(e)	Security received in a transaction exempt from registration under the 1933 Act. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers (see Restricted Securities table).
(f)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by the Advisor.
(g)	Non-income producing security.
(h)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures approved by the Trust’s Board of Trustees, and in accordance with the provisions of the Investment Company Act of 1940 and rules thereunder, as amended. At July 31, 2023, securities noted as such are valued at $0 or 0.0% of net assets.
(i)	This security’s value was determined using significant unobservable inputs.
(j)	Rate shown reflects yield as of July 31, 2023.

First Trust Short Duration High Income Fund
Portfolio of Investments (Continued)
July 31, 2023 (Unaudited)
Abbreviations throughout the Portfolio of Investments:
CME	Chicago Mercantile Exchange
CSA	Credit Spread Adjustment
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of July 31, 2023 is as follows:
	Total Value at 7/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Senior Floating-Rate Loan Interests*	$ 67,449,084	$ —	$ 67,449,084	$ —
Corporate Bonds and Notes*	34,982,910	—	34,982,910	—
Foreign Corporate Bonds and Notes*	2,617,450	—	2,617,450	—
Common Stocks*	18,020	—	18,020	—
Rights*	—**	—	—	—**
Money Market Funds	9,768,280	9,768,280	—	—
Total Investments	$ 114,835,744	$ 9,768,280	$ 105,067,464	$—**

*	See Portfolio of Investments for industry breakout.
**	Investments are valued at $0.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.

Unfunded Loan Commitments
As of July 31, 2023, the Fund had the following unfunded loan commitments, which are categorized as Level 2 within the fair value hierarchy:
Borrower	Principal Value	Commitment Amount	Value	Unrealized Appreciation (Depreciation)
athenahealth, Inc. (Minerva Merger Sub, Inc.), Term Loan	$ 214,290	$ 213,759	$ 208,506	$ (5,253)

First Trust Short Duration High Income Fund
Portfolio of Investments (Continued)
July 31, 2023 (Unaudited)

Restricted Securities
As of July 31, 2023, the Fund held a restricted security as shown in the following table that the Advisor has deemed illiquid.
Security	Acquisition Date	Shares	Current Price	Carrying Cost	Value	% of Net Assets
Akorn, Inc.	10/15/20	26,696	$0.68	$306,038	$18,020	0.02%